Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment
Schedule of Property and equipment, net

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Vehicles	28,591	30,902	4,352
Electronic equipment	5,156	4,951	697
Leasehold improvement	417	417	59
Furniture	459	482	68
Less: Accumulated depreciation	(23,173)	(22,117)	(3,115)
Total property and equipment, net	11,450	14,635	2,061